STOCKHOLDERS' EQUITY	11 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 7. STOCKHOLDERS' EQUITY

On February 20, 2015, the majority shareholders voted on and approved an increase of the number of authorized common shares from 100,000,000 to 500,000,000 and a decrease in par value from $0.001 to $0.00001. The majority shareholders also voted on and approved a designation of 10,000,000 preferred shares with no series and a par value of $0.00001. The financial statements presented have been retroactively restated to present the change in authorized and par value.

Equity –Common Stock

On March 29, 2015, the Company issued 16,499,400 shares at $0.005 a share and totaling $82,497 and 8,249,700 shares at $0.01 a share and totaling $82,497 as conversions of two promissory notes payable for past advances and loans. See Note 5.

Equity – Additional Paid-In Capital

The Company had recognized imputed interest expense on advances, in the amounts of $2,168 and $590 for the eleven months ended December 31, 2015 and for the year ended January 31, 2015, respectively. These amounts were recognized as interest expense and a corresponding contribution to capital.

Stock options

On July 30, 2011, the Company issued an option to purchase 8,000,000 common shares to an officer of the Company in consideration for services at $0.10 per share valued at nil on the date of grant as compensation.

The fair value of the option grant estimated on the date of grant uses the Black-Scholes option-pricing model with the following weighted-average assumptions:

July 31, 2011
Expected option life (year)	8
Expected volatility	58.62%*
Expected dividends	0.00%
Risk-free rate(s)	2.32%

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*  As a thinly traded public entity, it is not practicable for the Company to estimate the expected volatility of its share price. The Company selected two (2) comparable companies to calculate the expected volatility. The Company calculated two (2) comparable companies' historical volatility over the expect life of the share options of eight (8) years and averaged the two (2) comparable companies' historical volatility as its expected volatility.

The fair value of the stock options issued on July 31, 2011 using the Black-Scholes Option Pricing Model was $504,024 at the date of grant. On August 22, 2015, all the remaining unvested stock options became vested. For the periods ended December 31 and December 31, 2014, $283,126 and $57,654 respectively, was recognized as compensation expense for stock options issued.

Summary of Compensation Expense-Options

Date	Value on Date of Grant	Expenses Reported	Expense Projected	True-up Amount	Cumulative Reported Expense	Unrecognized Compensation	Weighted Average Period to Recognize
7/30/2011	504,024					504,024	7.0
1/31/2012		16,053			31,933	472,091	6.5
1/31/2013		61,132		(43)	95,065	408,959	5.5
1/31/2014		62,891		43	157,957	346,067	4.5
1/31/2015		62,941			220,898	283,126	3.5
12/31/2015		283,126			504,024	-	-